Basis of accounting and presentation (Details) R in Millions, $ in Millions	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Jan. 01, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)
Basis of accounting and preparation
Right-of-use assets	$ 27.1	R 382.3
Lease liabilities		392.7
IFRS 16
Basis of accounting and preparation
Right-of-use assets		R 302.0	R 302.0
Lease liabilities			R 302.0	R 302.0
US Region/ Stillwater | IFRS 16
Basis of accounting and preparation
Incremental borrowing rate (as a percent)			4.05%
South Africa Region [Member] | IFRS 16
Basis of accounting and preparation
Incremental borrowing rate (as a percent)			9.22%